Vessel Purchase Prepayments	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Vessel Purchase Prepayments	VESSEL PURCHASE PREPAYMENTS
The table below summarizes the movement in vessel purchase prepayments applicable to the Company for the six months ended June 30, 2020 and twelve months ended December 31, 2019.

(in thousands of $)	June 30,	December 31,
	2020	2019
At beginning of period	349,472	421,472
Transfer to vessels and equipment	—	(72,000)
At end of period	349,472	349,472